Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,127,654	$ 354,254	[1]	$ 421,197
Grants receivable	62,492			19,845
Prepaid expenses - clinical operations				539,633
Subscription receivable	75,000
Prepaid expenses	34,712	44,408	[1]	57,469
Total current assets	1,299,858	398,662	[1]	1,038,144
Property and equipment, net	32,886	24,487	[1]	51,136
Other	12,960	14,285	[1]	14,285
Total assets	1,345,704	437,434	[1]	1,103,565
Current liabilities:
Accounts payable	749,780	66,977	[1]	45,031
Accrued clinical operations and site costs	276,214	773,523	[1]	645,038
Accrued compensation	147,899	169,123	[1]	88,985
Related party liabilities		240,000	[1]	195,000
Other accrued expenses	125,709	24,963	[1]	41,329
Total current liabilities	1,299,602	1,274,586	[1]	1,015,383
Commitments and contingencies			[1]
Preferred stock, $0.001 par value:
Redeemable convertible preferred stock, value	5,282,330	12,525,182	[1]	9,040,377
Stockholders' deficit:
Common stock	1,154	829	[1]	829
Additional paid-in capital	1,616,331	609,389	[1]	282,745
Deficit accumulated during development stage		(13,972,552)		(9,235,769)
Accumulated deficit	(19,380,837)
Total stockholders' deficit	(5,236,228)	(13,362,334)	[1]	(8,952,195)
Total liabilities, redeemable preferred stock and stockholders' deficit	1,345,704	437,434	[1]	1,103,565
Series A Redeemable Convertible Preferred Stock [Member]
Preferred stock, $0.001 par value:
Redeemable convertible preferred stock, value		5,787,906	[1]	5,787,906
Series B Redeemable Convertible Preferred Stock [Member]
Current assets:
Prepaid expenses - clinical operations				539,633
Preferred stock, $0.001 par value:
Redeemable convertible preferred stock, value		6,737,276	[1]	3,252,471
Series C Redeemable Convertible Preferred Stock [Member]
Preferred stock, $0.001 par value:
Redeemable convertible preferred stock, value	5,282,330
Series A Preferred Stock [Member]
Stockholders' deficit:
Convertible preferred stock, value	5,787,906
Series B Preferred Stock [Member]
Stockholders' deficit:
Convertible preferred stock, value	$ 6,739,218

[1]	The balance sheet data at December 31, 2013, has been derived from audited financial statements at that date. It does not include, however, all of the information and notes required by US generally accepted accounting principles for complete financial statements.